Spirit of America Energy Fund
Schedule of Investments
August 31, 2026 (Unaudited)
Shares Market Value
Master Limited Partnerships — Partnership Shares 13.21%
Exploration & Production 0.28%
Black Stone Minerals LP 32,999 $ 491,025
Gas Utilities 0.08%
Suburban Propane Partners LP 8,000 140,880
Midstream - Oil & Gas 12.40%
Cheniere Energy Partners LP 2,380 167,290
Energy Transfer LP 221,200 4,758,012
Enterprise Products Partners LP 119,886 4,653,975
MPLX LP 63,647 3,765,993
Plains All American Pipeline LP 169,300 4,342,545
Western Midstream Partners LP 85,150 4,095,715
21,783,530
Oilfield Services & Equipment 0.08%
USA Compression Partners LP 5,284 142,985
Refining & Marketing 0.37%
Sunoco LP 8,500 646,340
Total Master Limited Partnerships — Partnership Shares
(Cost $10,339,126) 23,204,760
Common Stocks 86.88%
Diversified Industrials 0.31%
ITT, Inc. 2,700 540,783
Electrical Power Equipment 2.87%
GE Vernova LLC 3,940 3,540,208
Vertiv Holdings Co., Class A 5,800 1,500,576
5,040,784
Exploration & Production 13.16%
Antero Resources Corp.
(a)
3,000 115,440
Canadian Natural Resources Ltd. 3,000 150,210
Chesapeake Energy Corp. 8,350 819,636
CNX Resources Corp.
(a)
11,000 400,180
ConocoPhillips 37,227 4,932,205
Devon Energy Corp. 79,300 3,846,843
Diamondback Energy, Inc. 12,750 2,556,120
EOG Resources, Inc. 17,950 2,602,032
EQT Corp. 23,500 1,273,230
Murphy Oil Corp. 3,000 109,260
Occidental Petroleum Corp. 29,600 1,781,328
Ovintiv , Inc. 8,000 525,200

Spirit of America Energy Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
Shares Market Value
Permian Resources Corp. 10,000 $ 232,900
Texas Pacific Land Corp. 8,745 3,273,603
Viper Energy, Inc., Class A 10,600 474,774
WhiteHawk Minerals Corp. 1,000 27,440
23,120,401
Gas Utilities 0.12%
Atmos Energy Corp. 1,250 207,663
Integrated Electric Utilities 1.16%
Duke Energy Corp. 1,350 161,879
Entergy Corp. 6,600 701,646
IDACORP, Inc. 950 129,352
NextEra Energy, Inc. 2,450 201,733
PPL Corp. 25,000 853,250
2,047,860
Integrated Oils 9.94%
BP PLC  ADR 61,361 2,630,546
Chevron Corp. 35,478 7,313,435
ExxonMobil Holdings Corp. 44,589 7,176,600
Suncor Energy, Inc. 4,000 267,280
TotalEnergies SE ADR 1,000 88,310
17,476,171
Midstream - Oil & Gas 28.56%
Antero Midstream Corp. 31,500 706,230
Cheniere Energy, Inc. 25,400 7,408,926
Enbridge, Inc. 112,277 5,677,848
Hess Midstream LP, Class A 88,337 3,552,031
Kinder Morgan, Inc. 212,994 6,866,927
Kinetik Holdings, Inc. 2,500 137,075
ONEOK, Inc. 46,197 4,435,374
Plains GP Holdings LP, Class A 51,000 1,439,220
South Bow Corp. 10,765 406,594
Targa Resources Corp. 28,808 8,459,469
TC Energy Corp. 48,078 3,006,317
Williams Companies, Inc. (The) 107,782 8,089,039
50,185,050
Oilfield Services & Equipment 4.57%
Baker Hughes Co. 65,250 4,146,637
Halliburton Co. 29,750 1,096,288
Schlumberger Ltd. 37,400 2,247,740
TechnipFMC PLC 7,000 547,050
8,037,715
Power Generation 3.11%
Constellation Energy Corp. 4,275 1,174,642
Oklo , Inc.
(a)
23,400 949,338

Spirit of America Energy Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
ADR – American Depositary Receipt
Shares Market Value
Talen Energy Corp.
(a)
7,200 $ 2,129,471
Vistra Energy Corp. 8,700 1,195,119
5,448,570
Refining & Marketing 23.02%
HF Sinclair Corp. 26,676 2,710,548
Marathon Petroleum Corp. 33,025 12,328,893
PBF Energy, Inc., Class A 37,250 2,718,878
Phillips 66 41,036 10,118,657
Valero Energy Corp. 34,969 12,551,073
40,428,049
Semiconductor Devices 0.06%
NVIDIA Corp. 500 110,390
Total Common Stocks
(Cost $85,070,054) 152,643,436
Total Investments — 100.09%
(Cost $95,409,180) 175,848,196
Liabilities in Excess of Other Assets  — (0.09)% (164,113)
NET ASSETS - 100.00% $ 175,684,083
(a) Non-income producing security.